BUSINESS COMBINATIONS - Stateside purchase price consideration (Details) - Stateside	Aug. 30, 2021 USD ($)
Fair value of the purchase price consideration
Cash	$ 5,000,000
Common stock	3,403,196
Purchase price consideration	$ 8,403,196